Business combinations - Identifiable assets and liabilities (Details) - DKK (kr) kr in Thousands		12 Months Ended
	Apr. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Physician Relationship	kr 68,459
V-Go IP	13,692
Property, plant and equipment	41,138
Right-of-use assets	14,299
Inventories	55,796
Trade receivables	50,603
Other assets	10,132
Cash and cash equivalents	66
Deferred tax liability	(11,880)
Trade payables	(4,050)
Lease liabilities	(14,046)
Other liabilities	(19,792)
Total identifiable net assets at fair value	204,417
Bargain purchase	(36,692)	kr (36,395)	kr 0	kr 0
Purchase consideration transferred	167,725
Net cash acquired (included in cash flows from investing activities)	66
Cash paid	(167,725)
Net cash flow on acquisition	(167,659)	kr (167,791)	kr 0	kr 0
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Trade receivables	50,600
Total identifiable net assets at fair value	204,400
Bargain purchase	(36,700)
Purchase consideration transferred	kr 167,700